Impairment charges net of reversals - Additional information (Detail) $ in Millions				1 Months Ended	12 Months Ended
	Nov. 01, 2024 USD ($)	May 30, 2024 MW	Oct. 17, 2022 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 22, 2025 USD ($)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges net of reversals, pre tax					$ 561	$ 936	$ 52
Impairment charge, net amount					$ 534	652	52
Power arrangement, agreement term					20 years
Impairment loss (reversal) excluded from underlying earnings					$ 538	936	(150)
Deferred tax assets					4,016	3,624
Loss on disposal					105
Notional amount					890	1,050
Gains/(losses) on consolidation and disposal of interests in businesses					1,214	0	(105)
MRN Porto Trombetas
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges net of reversals, pre tax					35
New Zealand Aluminium Smelters Limited
Disclosure of impairment loss and reversal of impairment loss [line items]
Gains/(losses) on consolidation and disposal of interests in businesses	$ 638
Arcadium Lithium | Loan Agreement Entered Into
Disclosure of impairment loss and reversal of impairment loss [line items]
Notional amount								$ 300
Canada
Disclosure of impairment loss and reversal of impairment loss [line items]
Consideration for sale			$ 150
Proceeds from sale			80
Loss on disposal			105
Canada | Uranium Energy Corp
Disclosure of impairment loss and reversal of impairment loss [line items]
Shares received (in shares)			$ 70
Property, plant and equipment
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges net of reversals, pre tax					$ 538	$ 1,167	0
Copper - Rio Tinto Kennecott
Disclosure of impairment loss and reversal of impairment loss [line items]
Expected life of mine percent					6.30%
Discount rate applied to cash flow projections					2.50%
Carrying amount of asset or cash-generating unit					$ 2,200
Amount by which unit's recoverable amount exceeds its carrying amount					500
Amount by which unit's recoverable amount exceeds its carrying amount, aspirational leadership scenario					$ 1,000
Alumina Refineries | Aluminium
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate applied to cash flow projections					6.60%	6.60%
Carrying amount of asset or cash-generating unit					$ 151
Impairment charges net of reversals, pre tax					461	$ 1,175	0
Impairment charge, net amount					503	828
Impairment loss (reversal) excluded from underlying earnings						$ 1,175
Reduction in carbon emissions						0.50
Tiwai Point | Aluminium
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges net of reversals, pre tax				$ (41)	(41)	$ 0	0
Impairment charge, net amount					(78)
Power arrangement, agreement term		20 years
Power arrangement, set pricing, amount of power | MW		572
MRN Porto Trombetas | Aluminium
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges net of reversals, pre tax					23	0	0
Impairment charge, net amount					$ 23
Diavik | Minerals
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate applied to cash flow projections					6.60%
Impairment charges net of reversals, pre tax					$ 118	0	$ 0
Impairment charge, net amount					86
Impairment loss (reversal) excluded from underlying earnings					118
Yarwun Alumina Refinery | Aluminium | Property, plant and equipment
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal) excluded from underlying earnings						948
QAL Operations | Aluminium | Property, plant and equipment
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal) excluded from underlying earnings						227
Simandou Project | Guinea
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal) excluded from underlying earnings						(239)
Deferred tax assets						152
Simandou Project | Property, plant and equipment | Guinea
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal) excluded from underlying earnings						(8)
Simandou Project | Exploration and evaluation | Guinea
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal) excluded from underlying earnings						(231)
Pacific Aluminium | Aluminium
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate applied to cash flow projections							6.60%
Impairment charges net of reversals, pre tax					0	$ 0	$ 202
Impairment charge, net amount					$ 0
Reduction in carbon emissions							0.50